EQUITY (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended	18 Months Ended	21 Months Ended	1 Months Ended	12 Months Ended				12 Months Ended		2 Months Ended	1 Months Ended
	Nov. 21, 2011	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013	May 31, 2013 Subsequent Event [Member]	Dec. 31, 2012 Stock Option [Member]	Dec. 31, 2012 Stock Option [Member] Minimum [Member]	Nov. 21, 2011 Common Stock [Member]	Nov. 21, 2011 Additional Paid-in Capital [Member]	Dec. 31, 2012 Stock Option Plan [Member]	Feb. 06, 2012 Stock Option Plan [Member]	Feb. 28, 2013 Option Plan [Member] Chief Executive Officer [Member] Subsequent Event [Member]	Apr. 22, 2013 Stock Incentive Plan [Member] Chief Executive Officer [Member] Subsequent Event [Member]	Nov. 21, 2011 Warrants Not Settleable in Cash [Member]	Nov. 21, 2011 Investors [Member]	Nov. 21, 2011 Can Fite [Member]	Nov. 21, 2011 Investors And Can Fite Warrants [Member]	Apr. 22, 2013 Time Based Options [Member] Chief Executive Officer [Member] Subsequent Event [Member]
Reverse Recapitalization, Warrants Issued	532,870																	1,455,228	1,267,315
Reverse Recapitalization, Fair Value Of Warrants Issued	$ 329										$ 304	$ 25
Fair Value Assumptions, Risk Free Interest Rate										0.85%							0.92%
Fair Value Assumptions, Expected Dividend Rate									0.00%								0.00%
Fair Value Assumptions, Expected Volatility Rate									80.00%								76.23%
Fair Value Assumptions, Expected Term									5 years 2 months 23 days								3 years 8 months 19 days
Warrants, Exercise Price	$ 1.72																$ 1.144
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Intrinsic Value																	$ 458
Investment Warrants, Exercise Price	$ 1.72																$ 1.144
Common Stock, Capital Shares Reserved for Future Issuance													4,665,000	4,900,000
Common Stock, Par Or Stated Value		$ 0.001		$ 0.001			$ 0.001							$ 0.001
Stock Issued During Period, Shares, Share-based Compensation, Gross													235,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance													$ 2.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term													36 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term													10 years								10 years
Share-based Compensation		30	68	0	220	220	250
Options, Risk-free interest rate										0.85%							0.92%
Options, Expected Dividend Rate									0.00%								0.00%
Options, Expected Volatility Rate									80.00%								76.23%
Options, Expected Term									5 years 2 months 23 days								3 years 8 months 19 days
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options					$ 117	$ 117
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition									2 years
Fair Value Assumptions, Expected Term, Simplified Method																	Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company and its subsidiary's' deferred tax assets are comprised of operating loss carryforward and other temporary differences. Significant components of the Company and its subsidiaries deferred tax assets are as follows: December 31, 2012 2011 Reserves and allowances, net $ 172 $ 36 Operating loss carryforward 397 56 Net deferred tax asset before valuation allowance 569 92 Valuation allowance (569) (92) Net deferred tax asset $ - $ -			5
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								58,750							39,155						469,855
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price								$ 2.00							$ 1.1757	$ 1.1757					$ 1.1757
Investment Options, Expiration Date															Feb. 28, 2023
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term													10 years								10 years